Finance lease obligations - Additional Information (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Capital lease obligations [Abstract]:
Finance lease obligations	$ 13,039	$ 0
Finance lease obligations, net of current portion	240,528	0
Total	$ 253,567